Borrowings	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Borrowings

NOTE 7 – BORROWINGS

Short-term borrowings

Short-term borrowings include overnight repurchase agreements, federal funds purchased and short-term advances through the FHLB. The outstanding balances and related information for short-term borrowings are summarized as follows:

(Dollars in thousands)	2013	2012
Balance at year-end	$48,671	$43,992
Average balance outstanding	45,330	40,893
Maximum month-end balance	48,671	43,992
Weighted-average rate at year-end	0.15%	0.20%
Weighted-average rate during the year	0.15	0.22

Average balances outstanding during the year represent daily average balances, and average interest rates represent interest expenses divided by the related average balances.

Other borrowings

The following table sets forth information concerning other borrowings:

	Maturity Range		Weighted Average Interest	Stated Interest Rate Range		At December 31,
(Dollars in thousands)	From	To	Rate	From	To	2013	2012
Fixed rate	10/2/14	12/21/17	3.62%	3.48%	3.73%	$12,000	$12,000
Fixed rate amortizing	1/1/14	3/1/17	5.99	4.80	7.15	459	672

						$12,459	$12,672

Maturities of other borrowings at December 31, 2013, are summarized as follows for the years ended December 31:

(Dollars in thousands)	Amount	Weighted Average Rate
2014	$2,190	3.91%
2015	169	6.01
2016	97	5.84
2017	10,003	3.61

	$12,459	3.71%

Monthly principal and interest payments are due on the fixed rate amortizing borrowings; additionally a 10% principal curtailment is due on the borrowing’s anniversary date. FHLB borrowings are secured by a blanket collateral agreement. At December 31, 2013 the Company has the capacity to borrow an additional $42.1 million from the FHLB.